UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.6% (1.1% of Total Investments)

$1,125	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,030,174
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 24.6% (16.9% of Total Investments)

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000,	12/10 at 101.00	AAA	1,103,160
	5.500%, 12/01/25 - AMBAC Insured

2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA	2,113,880
	5.200%, 11/01/26

2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University Project,	5/12 at 100.00	A2	2,752,422
	Series 2002, 5.000%, 5/01/22

1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/20 -	6/14 at 100.00	AAA	1,904,074
	MBIA Insured

3,150	Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan Subordinated Revenue Refunding	1/05 at 100.00	A	3,158,064
	Bonds, Series 1992D, 6.600%, 7/01/05 (Alternative Minimum Tax)

2,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.750%, 6/01/17 - FGIC	6/11 at 101.00	AAA	2,292,580
	Insured

2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	AA-	2,996,767

	Healthcare - 21.0% (14.4% of Total Investments)

1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	A1	1,194,688
	6.000%, 1/01/32

1,950	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	2,061,306
	5.375%, 11/15/29 - AMBAC Insured

2,500	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	2,578,500
	Medical Center, Series 1996A, 6.375%, 5/15/26

1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,015,880
	(WI, settling 11/18/04)

	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement
	Bonds, Series 1998:
2,250	5.250%, 11/01/13	11/08 at 101.00	A-	2,373,457
2,000	5.375%, 11/01/29	11/08 at 101.00	A-	2,027,620

1,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	1,069,990
	Obligated Group, Series 2000B, 6.375%, 11/15/30

1,500	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 1993A,	4/05 at 101.00	Baa1	1,516,365
	6.500%, 10/01/21

	Housing/Multifamily - 7.4% (5.0% of Total Investments)

1,790	Lucas Northgate Housing Development Corporation, Ohio, FHA-Insured Section 8 Assisted Mortgage	1/05 at 101.00	Aaa	1,822,793
	Revenue Refunding Bonds, Northgate Apartments Project, Series 1999A, 5.950%, 7/01/19 - MBIA
	Insured

2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	3,026,596
	2001A, 5.450%, 4/01/26

	Housing/Single Family - 4.6% (3.1% of Total Investments)

810	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	853,951
	Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

1,465	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	1,466,948
	Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

435	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	472,971
	Bonds, Series 2000F, 5.625%, 9/01/16

205	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	211,841
	Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

	Long-Term Care - 3.9% (2.7% of Total Investments)

1,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services,	7/11 at 101.00	BBB	1,091,040
	Series 2001A, 7.125%, 7/01/29

1,470	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,512,571
	5.750%, 10/01/19

	Tax Obligation/General - 38.2% (26.2% of Total Investments)

1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds,	12/10 at 100.00	Aa2	1,031,980
	Series 2001, 5.000%, 12/01/25

1,000	Centerville, Ohio, General Obligation Limited Tax Bonds, Capital Facilities Improvement, Series	12/11 at 100.00	Aa3	1,043,580
	2001, 5.125%, 12/01/26

1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,160,890
	5.500%, 12/01/15 - FSA Insured

500	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	540,510

	Jackson City School District, Jackson County, Ohio, Unlimited Tax General Obligation School
	Improvement Bonds, Series 2001:
880	5.500%, 12/01/22 - MBIA Insured	6/11 at 100.00	Aaa	992,112
935	5.500%, 12/01/23 - MBIA Insured	6/11 at 100.00	Aaa	1,054,119

1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,133,540
	5.250%, 12/01/16 - FSA Insured

2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,085,340
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured

2,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building	12/09 at 100.00	AAA	2,111,840
	Construction Bonds, Series 1999, 5.250%, 12/01/28 - FGIC Insured

1,000	Nordonia Hills City School District, Ohio, School Improvement Bonds, Series 2000, 5.450%, 12/01/25 -	12/10 at 101.00	AAA	1,096,510
	AMBAC Insured

1,900	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	2,069,366
	Series 2004A, 5.250%, 12/01/23 - FGIC Insured

1,850	Swanton Local School District, Fulton County, Ohio, General Obligation Bonds, Series 2001, 5.250%,	12/11 at 101.00	AAA	1,976,096
	12/01/25 - FGIC Insured

1,275	Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation School	12/09 at 101.00	AAA	1,340,726
	Improvement Bonds, Series 1999, 5.000%, 12/01/23 - MBIA Insured

1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,686,693
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 - AMBAC Insured

1,000	West Holmes Local School District, Ohio, School Improvement Bonds, Series 1997, 5.375%, 12/01/23 -	6/07 at 101.00	AAA	1,073,130
	MBIA Insured

1,500	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General	6/11 at 100.00	AAA	1,543,155
	Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured

2,965	Franklin County, Worthington, Ohio, Various Purpose Unlimited Tax General Obligation Bonds, Series	12/11 at 100.00	AA+	3,290,824
	2001, 5.375%, 12/01/21

	Tax Obligation/Limited - 15.0% (10.2% of Total Investments)

1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	1,519,144
	5.000%, 12/01/21 - FGIC Insured

2,000	Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series II-2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	2,139,060

4,000	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 - FSA Insured	8/09 at 101.00	AAA	4,590,480

1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,621,452
	10/01/19

	Transportation - 5.0% (3.4% of Total Investments)

2,000	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,184,780

1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series	No Opt. Call	Baa2	1,131,600
	1992, 6.450%, 12/15/21

	Utilities - 14.9% (10.2% of Total Investments)

1,440	Wadsworth, Ohio, Electric System Improvement Revenue Bonds, American Municipal Power Ohio Inc.,	2/12 at 100.00	Aaa	1,602,000
	Series 2002, 5.250%, 2/15/17 - MBIA Insured

910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18 - AMBAC	12/10 at 101.00	AAA	1,025,270
	Insured

1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	1,069,320
	Belleville Hydroelectric Project, American Municipal Power Ohio Inc., Series 2004, 5.000%, 2/15/21 -
	AMBAC Insured

1,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Dayton Power and Light Company	9/05 at 102.00	Ba1	1,519,500
	Project, Series 1995, 6.100%, 9/01/30

2,000	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series	5/09 at 101.00	AAA	2,102,080
	1999C, 5.150%, 5/01/26 - AMBAC Insured

1,500	Ohio Air Quality Development Authority, Pollution Control Revenue Refunding Bonds, Ohio Edison	12/04 at 100.00	Baa2	1,504,365
	Company Project, Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)

1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	985,530
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Water and Sewer - 9.9% (6.8% of Total Investments)

2,000	Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	2,159,360
	Insured

1,700	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.125%, 12/01/21	6/11 at 100.00	AA+	1,838,278

2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program,	12/13 at 100.00	Aaa	2,516,312
	Series 2003, 5.000%, 12/01/23 - MBIA Insured

$90,310	Total Long-Term Investments (cost $91,010,254) - 146.1%			96,386,580

	Other Assets Less Liabilities - 0.9%			571,651

	Preferred Shares, at Liquidation Value - (47.0)%			(31,000,000)

	Net Assets Applicable to Common Shares - 100%			$65,958,231

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $90,950,634.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$5,561,018
Depreciation	(125,072)

Net unrealized appreciation of investments	$5,435,946

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.